Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

NOTE 13 – INCOME TAXES

Income tax benefit consists of the following:

	2011	2010
Currently payable tax
Federal	$168	$161
State	(192)	32
Deferred tax	4,681	(3,558)

Income tax benefit	$4,657	$(3,365)

Income tax benefit differs from federal statutory rates applied to financial statement income due to the following:

	2011	2010

Federal rate of 34 percent	$(2,159)	$(2,700)
Add (subtract) effect of
Tax-exempt income, net of nondeductible interest expense	(144)	(172)
State income tax, net of federal benefit	206	(410)
Cash value of life insurance	(83)	(81)
Valuation allowance	6,535	—
Other items, net	302	(2)

Income tax benefit	$4,657	$(3,365)

Year end deferred tax assets and liabilities were due to the following:

	2011	2010
Deferred tax assets
Allowance for loan losses	$3,739	$2,902
Deferred compensation	653	553
Other-than-temporary-impairment	209	200
Loss carryforward	4,572	2,412
AMT carryover	263	329
Other real estate owned	294	—
Net unrealized losses on securities available for sale	—	160
Other	68	339

Total	9,798	6,895

Deferred tax liabilities
Accumulated depreciation	(672)	(550)
Deferred loan fees and costs, net	(166)	(166)
Prepaid expenses	(69)	(70)
Net unrealized gains on securities available for sale	(390)	—
Federal Home Loan Bank stock dividends	(545)	(522)
State income taxes	(339)	(356)
Other	(150)	—

Total	(2,331)	(1,664)

Valuation allowance	(7,467)	—

Net deferred tax asset	$—	$5,231

The deferred tax asset is in other assets on the Company’s balance sheet.

The following is the activity in net deferred tax assets:

Balance, December 31, 2010	$5,231
Increase in deferred tax assets	2,903
Decrease in deferred tax liabilities	(667)
Increase in valuation allowance	(7,467)

Balance, December 31, 2011	$—

At December 31, 2011, the Company had $10.1 million of federal loss carryforwards and $12.2 million of Illinois state loss carryforwards which expire in varying amounts through 2022 and 2029, respectively. At December 31, 2011, the Company had approximately $263,000 of alternative minimum tax credits available to offset future federal income taxes. The credits have no expiration date.